UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 146.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,217,207
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,332,084

		$2,549,291

Education — 23.9%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	$1,665	$1,880,334
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,229,915
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	887,756
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,593,405
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,207,424
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,528,443
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	871,350

		$10,198,627

Escrowed/Prerefunded — 9.1%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$40	$44,288
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	691,388
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,118,490
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	439,975
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,584,393

		$3,878,534

General Obligations — 12.1%
Boston, 4.00%, 4/1/24	$300	$339,840
Danvers, 5.25%, 7/1/36	885	1,050,398
Lexington, 4.00%, 2/1/23	355	418,439
Newton, 5.00%, 4/1/36	750	841,395
Plymouth, 5.00%, 5/1/31	345	398,178
Plymouth, 5.00%, 5/1/32	315	363,554
Wayland, 5.00%, 2/1/33	510	589,075
Wayland, 5.00%, 2/1/36	770	887,025
Winchester, 5.00%, 4/15/36	245	284,425

		$5,172,329

Hospital — 27.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,114,430
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	600	730,374
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	206,674
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	630,814
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,427,475
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	726,822
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	627,194
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,362,073
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	564,590

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$1,135	$1,236,991
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,072,578
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	994,943
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	678,220
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	382,375

		$11,755,553

Housing — 4.9%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,102,730

		$2,102,730

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$803,120

		$803,120

Insured-Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,315,460
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)(3)	1,365	1,796,777

		$3,112,237

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$559,311

		$559,311

Insured-Escrowed/Prerefunded — 3.3%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(2)	$1,335	$1,421,792

		$1,421,792

Insured-General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,335,470

		$1,335,470

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$380,185

		$380,185

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$756,091

		$756,091

Insured-Special Tax Revenue — 9.4%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,111,842
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,427,631
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(2)	5	5,325
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,316,080
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	170,446

		$4,031,324

Insured-Student Loan — 2.0%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$210	$220,979
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	615	618,542

		$839,521

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$328,076

		$328,076

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$564,810
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	569,610

		$1,134,420

Senior Living/Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$140,780
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	141,037
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	475,732

		$757,549

Special Tax Revenue — 8.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$100	$109,641
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	839,809
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,268,033
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	376,956

		$3,594,439

Transportation — 10.5%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,681,395
Massachusetts Port Authority, 5.00%, 7/1/28	500	584,130
Massachusetts Port Authority, 5.00%, 7/1/34	670	759,840
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,454,475

		$4,479,840

Water and Sewer — 8.0%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$495	$563,037
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	255,231
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/26	1,005	1,158,544
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,431,646

		$3,408,458

Total Tax-Exempt Municipal Securities — 146.6% (identified cost $56,511,533)		$62,598,897

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.8%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$770,670

Total Taxable Municipal Securities — 1.8% (identified cost $735,175)		$770,670

Total Investments — 148.4% (identified cost $57,246,708)		$63,369,567

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.6)%		$(3,250,746)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (39.3)%		$(16,800,000)

Value

Other Assets, Less Liabilities — (1.5)%	$(612,625)

Net Assets Applicable to Common Shares — 100.0%	$42,706,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 9.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $1,419,889 or 3.3% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $886,777.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Jun-16	$(3,802,683)	$(3,784,218)	$18,465

						$18,465

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $18,465.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,211,102

Gross unrealized appreciation	$6,328,542
Gross unrealized depreciation	(85,077)

Net unrealized appreciation	$6,243,465

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$62,598,897	$—	$62,598,897
Taxable Municipal Securities	—	770,670	—	770,670
Total Investments	$—	$63,369,567	$—	$63,369,567
Futures Contracts	$18,465	$—	$—	$18,465
Total	$18,465	$63,369,567	$—	$63,388,032

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016